INVESTMENT IN DIGITAL ASSET TRUST (Tables)	6 Months Ended
Mar. 31, 2026
INVESTMENT IN DIGITAL ASSET TRUST
Schedule of investments in digital asset trust

Investment in digital asset trust measured at fair value consist of the following as of March 31, 2026:

	Number of
Investment held:	Units	Cost	Fair value
OBNB Trust	435,638	$11,434,720	$5,401,912

Schedule of changes in investment holdings

The following table summarizes the Company's OBNB Trust Units investment holdings as of:

Balance
Fair Value on - October 1, 2025	$—
Purchases	11,434,720
Loss from fair value measurement of OBNB Trust Units	$(6,032,808)
Ending balance - March 31, 2026	$5,401,912